Putnam Investments
100 Federal Street
Boston, MA 02110

April 30, 2019

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (the “Trust”) (Reg. No. 333-0515) (811-07513), on behalf of its series
Putnam Mortgage Opportunities Fund (the “Fund”)

Post-Effective Amendment No. 311 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission. The Amendment is being filed for the purpose of registering three new classes of shares of the Fund, class A, class C and class Y shares. The Amendment relates solely to classes A, C, and Y of the Fund, and nothing contained therein is intended to amend or supersede any prior filing relating to other classes of the Fund or any other series of the Trust. The disclosure included in the Amendment is otherwise consistent with that included in the most recent Post-Effective Amendment on Form N-1A dated September 30, 2018 and filed with the Securities and Exchange Commission on September 26, 2018. The Amendment is expected to become effective on June 30, 2019.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 12577.

Very truly yours,

/s/ Venice Monagan
Venice Monagan
Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP